INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF STATEMENT OF INCOME
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Hong Kong profits tax provision (benefits) for the year:
Current	462,004	(10,000)	—	—
Deferred	(391,820)	391,820	—	—
	70,184	381,820	—	—

SCHEDULE OF RECONCILES STATUTORY RATES TO EFFECTIVE TAX RATE

	2021	2022	2023
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Preferential tax rate in Hong Kong	(10.0)%	—	—
Expenses not deductible for tax(1)	0.8%	—	(76.5)%
Effect of tax rates in foreign jurisdiction	—	(9.8)%	(23.3)%
Valuation allowance	—	(21.3)%	(3.9)%
Permanent difference(2)	(3.1)%	3.6%	87.2%
Effective tax rate	4.2%	(11.0)%	—

(1)	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to IPO in 2021 and operating expenses from Hong Kong companies which do not generate any assessable profits during the year. In 2023, this also represents the loss due to mark-to-market of a derivative asset which is not deductible for tax.

(2)	Mainly represents non-taxable income due to governmental grants and other non-taxable interest. In 2022 and 2023, this also represents the combination of other non-taxable income and deferred true-ups due to non-deductible expenses.

SCHEDULE OF GEOGRAPHIC LOCATIONS

	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Hong Kong	1,724,548	(1,406,918)	195,245	24,997
Foreign	(75,740)	(2,053,540)	(679,057)	(86,937)
Total income (loss) before income taxes	1,648,808	(3,460,458)	(483,812)	(61,940)

SCHEDULE OF COMPONENTS OF THE DEFERRED TAX ASSETS (LIABILITIES)

Significant components of the deferred tax assets (liabilities) are presented below:

	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Deferred tax assets:
Net operating loss carryforwards	391,820	715,179	750,087	96,031
Others	—	21,654	—	—
Deferred tax assets	391,820	736,833	750,087	96,031
Less: Valuation allowance	—	(736,833)	(750,087)	(96,031)
Total deferred tax assets, net	391,820	—	—	—